Trading Advisors - Additional Information (Detail)		2 Months Ended		3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended			23 Months Ended
	May 29, 2016	Feb. 29, 2016	Feb. 28, 2014	Mar. 31, 2014	May 31, 2014	Jun. 30, 2016	Aug. 07, 2014	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2016
Aventis [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name									Aventis
Management fee, monthly basis			0.125%						0.1042%
Management fee, annual basis			1.50%						1.25%
Incentive fee, quarterly trading profits basis									20.00%
PGR [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name									PGR
Management fee, monthly basis									0.0833%
Management fee, annual basis									1.00%
Incentive fee, yearly trading profits basis									20.00%
Blenheim [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis			0.25%									0.1667%
Management fee, annual basis			3.00%									2.00%
Incentive fee, quarterly trading profits basis												20.00%
Incentive fee, monthly trading profits basis			15.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | EMC [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name									EMC Capital Advisors, LLC ("EMC")
Management fee, monthly basis									0.0833%	0.1667%
Management fee, annual basis									1.00%	2.00%
Incentive fee, monthly trading profits basis									20.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Graham [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name									Graham Capital Management, L.P. ("Graham")
Management fee, monthly basis				0.1667%					0.1458%
Management fee, annual basis				2.00%					1.75%
Incentive fee, monthly trading profits basis									20.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Rabar [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name									Rabar Market Research, Inc. ("Rabar")
Incentive fee, monthly trading profits basis									20.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Altis [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis						0.1042%
Management fee, annual basis						1.25%
Incentive fee, monthly trading profits basis	20.00%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Northfield [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis							0.0833%
Management fee, annual basis							1.00%
Incentive fee, monthly trading profits basis							20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Aspect [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name									Aspect Capital Limited ("Aspect")
Management fee, monthly basis									0.125%
Management fee, annual basis									1.50%
Incentive fee, monthly trading profits basis									20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Campbel [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name									Campbell & Company, Inc. ("Campbell")
Management fee, monthly basis					0.1667%				0.125%
Management fee, annual basis					2.00%				1.50%
Incentive fee, monthly trading profits basis									20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | FORT LP [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name									FORT, L.P. ("FORT")
Management fee, monthly basis									0.1042%
Management fee, annual basis									1.25%
Incentive fee, yearly trading profits basis									20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name									SECOR
Management fee, monthly basis									0.1458%	0.1667%
Management fee, annual basis									1.75%	2.00%
Incentive fee, quarterly trading profits basis									20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Winton [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis		0.125%
Management fee, annual basis		1.50%
Incentive fee, monthly trading profits basis		20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis								0.0625%
Management fee, annual basis								0.75%
Incentive fee, quarterly trading profits basis								20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Rotella [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis											0.0833%
Management fee, annual basis											1.00%
Incentive fee, monthly trading profits basis											20.00%
Ceres Tactical Currency L.P. [Member] | Cambridge [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name									Cambridge
Management fee, monthly basis									0.125%
Management fee, annual basis									1.50%
Incentive fee, quarterly trading profits basis									15.00%
Ceres Tactical Currency L.P. [Member] | Krom River [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis											0.0833%
Management fee, annual basis											1.00%
Incentive fee, quarterly trading profits basis											20.00%